Exploration and Evaluation of Oil and Gas Reserves - Summary of Changes in Balances of Capitalized Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property plant and equipment
Beginning balance	$ 175,470	$ 161,297
Cumulative translation adjustment	(2,061)	24,543
Closing Balance	176,650	175,470
Intangible Assets	3	8
Oil And Natural Gas Liquids [member]
Property plant and equipment
Beginning balance	5,133	5,201
Additions to capitalized costs pending determination of proved reserves	797	1,009
Capitalized exploratory costs charged to expense	(107)	(1,054)
Transfers upon recognition of proved reserves	(1,227)	(966)
Cumulative translation adjustment	(74)	943
Closing Balance	4,522	5,133
Intangible Assets	1,390	2,236
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	$ 5,912	$ 7,369